JOHN HANCOCK VARIABLE INSURANCE TRUST

200 Berkeley Street

Boston, MA 02116

July 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”),
on behalf of its series Equity Income Trust and International
Equity Index Trust (collectively, the “Funds”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Funds in connection with the reorganizations of International Growth Stock Trust and Utilities Trust, respectively, each a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on August 1, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call the undersigned at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust